STOCKHOLDERS' EQUITY, Preferred Stock (FY) (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Jun. 14, 2022	Dec. 31, 2020 shares
Preferred Stock [Abstract]
Value of preferred stock converted to common stock at the earlier IPO		$ 50,000
Percentage of vote of outstanding preferred stock		63.00%
Preferred stock, conversion ratio		1	1
Preferred stock, dividend declared		$ 0
Series A Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, liquidation preference		$ 11,500
Number of preferred stock issued to various investors (in shares) | shares		5,088,944		5,088,944
Series B Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, liquidation preference		$ 5,000
Number of preferred stock issued to various investors (in shares) | shares	4,584,202	4,584,202		4,584,202
Share price per shares (in dollars per share) | $ / shares	$ 2.51
Proceeds from sale of preferred stock	$ 11,500
Series Seed Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, liquidation preference		$ 2,400
Number of preferred stock issued to various investors (in shares) | shares		6,911,715		6,911,715